CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortization of upfront incentive consideration	$ 10,388	$ 9,385	$ 33,177	$ 28,736	$ 36,649	$ 36,527	$ 37,748
Stock-based compensation expense			22,434	5,446	9,086	9,834	7,334
Cost of revenue [Member]
Stock-based compensation expense	2,172	544	5,618	816	1,702	1,715	1,454
Selling, general and administrative [Member]
Stock-based compensation expense	$ 3,300	$ 2,142	$ 16,816	$ 4,630	$ 7,384	$ 8,119	$ 5,880